Revenue (Details) - Schedule of Revenue	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Revenue (Details) - Schedule of Revenue [Line Items]
Business strategy consultancy	RM 67,252,153	$ 14,654,120	RM 17,681,457	RM 27,308,368
Technology development, solutions and consultancy	20,525,915	4,472,559	17,505,200	19,425,038
Interest income	1,897,005	413,354
Others	1,123,071	244,715	383,225	741,636
Total	90,798,144	19,784,748	35,569,882	47,475,042
At a point in time	62,639,510	13,649,034	33,775,860	40,010,991
Over time	28,158,634	6,135,714	1,764,022	7,464,051
Over time
Revenue (Details) - Schedule of Revenue [Line Items]
Total	RM 90,798,144	$ 19,784,748	RM 35,569,882	RM 47,475,042